LONDON PACIFIC LIFE & ANNUITY COMPANY

       INDIVIDUAL SINGLE CONTRIBUTION IMMEDIATE VARIABLE ANNUITY CONTRACTS

                                    issued by

                            LPLA SEPARATE ACCOUNT ONE

                                       and

                 LONDON PACIFIC LIFE & ANNUITY INSURANCE COMPANY

                                   MAY 1, 1999

This prospectus describes two Individual Single Contribution Immediate Variable Annuity Contracts issued by London Pacific Life & Annuity Company (London Pacific) - one is the Guaranteed Minimum Variable Annuity Payment Contract and the other is the Non-Guaranteed Minimum Variable Annuity Payment Contract. When discussed together, they are referred to as the Contracts in this prospectus.

If you buy the Guaranteed Minimum Variable Annuity Payment Contract your Contribution will initially be allocated to London Pacific's Fixed Account. Thirty days after we issued your Contract, your Contribution, with interest, will be allocated to the one available Investment Option: the BT Equity 500 Index Fund of BT Insurance Funds Trust.

If you buy the Non-Guaranteed Minimum Variable Annuity Payment Contract, you can invest in the following twelve (12) Investment Options:

LPT VARIABLE INSURANCE SERIES TRUST:

Harris Associates Value Portfolio
MFS Total Return Portfolio
Robertson Stephens Diversified Growth Portfolio
Lexington Corporate Leaders Portfolio(R)
Strong Growth Portfolio
SAI Global Leaders Portfolio

BT INSURANCE FUNDS TRUST:

BT Equity 500 Index Fund

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:

Morgan Stanley Dean Witter U.F. High Yield Portfolio
Morgan Stanley Dean Witter U.F. International Magnum Portfolio
Morgan Stanley Dean Witter U.F. Emerging Markets Equity Portfolio

FEDERATED INSURANCE SERIES:

Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II

Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the London Pacific Immediate Variable Annuity Contracts.

To learn more about the London Pacific Immediate Variable Annuity Contracts, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI can be found on page 15 of this prospectus. For a free copy of the SAI, call us at our Annuity Service Center at the address below.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contracts:

         * are not bank deposits
         * are not federally insured
         * are not endorsed by any bank or government agency
         * are not guaranteed and may be subject to loss of principal

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:

         Annuity Service Center
         P.O. Box 29564
         Raleigh, North Carolina 27626
         (800) 852-3152


                                TABLE OF CONTENTS

                                                                                 Page
DEFINITIONS OF TERMS USED IN THIS PROSPECTUS....................................  1

SUMMARY  .......................................................................  2

FEE TABLE.......................................................................  4

THE LONDON PACIFIC IMMEDIATE VARIABLE ANNUITY CONTRACT..........................  7
         Ownership..............................................................  7
         Assignment.............................................................  7
         Modification of the Contract...........................................  7

ANNUITY PAYMENTS (THE ANNUITY PERIOD)...........................................  7
         Guaranteed Minimum Annuity Payment (Guaranteed Minimum Annuity Payment
         Contract Only).........................................................  8
         Annuity Options........................................................  8

HOW TO PURCHASE THE CONTRACTS...................................................  8
         Contribution...........................................................  8
         Allocation of Contribution.............................................  9
         Accumulation Units (Non-Guaranteed Minimum Variable Annuity
           Payment Contract Only)...............................................  9
         Transfers (Non-Guaranteed Minimum Annuity Payment Charge Only).........  9

INVESTMENT OPTIONS..............................................................  9
         LPT Variable Insurance Series Trust.................................... 10
         Morgan Stanley Dean Witter Universal Funds, Inc........................ 10
         BT Insurance Funds Trust............................................... 10
         Federated Insurance Series............................................. 10
         Dollar Cost Averaging Program (Non-Guaranteed Minimum Variable
            Annuity Payment Contract Only)...................................... 10
         Rebalancing Program (Non-Guaranteed Minimum Variable Annuity
            Payment Contract Only).............................................. 11
         Voting Rights.......................................................... 11
         Substitution........................................................... 11
         Exchange Program....................................................... 11

PERFORMANCE..................................................................... 12

EXPENSES ....................................................................... 12
         Separate Account Charge................................................ 12
         Guaranteed Minimum Annuity Payment Charge (Guaranteed Minimum Annuity
            Payment Contract Only).............................................. 12
         Commutation Fee (Non-Guaranteed Minimum Annuity Payment Contract Only). 12
         Transfer Fee (Non-Guaranteed Minimum Annuity Payment Contract Only).... 12
         Premium Taxes.......................................................... 12
         Income Taxes........................................................... 12
         Investment Option Expenses............................................. 12

TAXES........................................................................... 12
         Annuity Contracts in General........................................... 13
         Qualified and Non-Qualified Contracts.................................. 13
         Surrenders - Non-Qualified Contracts................................... 13
         Surrenders - Qualified Contracts....................................... 13
         Diversification........................................................ 13

SURRENDERS...................................................................... 13
         Suspension of Payments and Transfers................................... 14

DEATH BENEFIT................................................................... 14

OTHER INFORMATION............................................................... 14
         London Pacific......................................................... 14
         Year 2000.............................................................. 14
         The Separate Account................................................... 15
         Distribution........................................................... 15

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................... 15

APPENDIX - ILLUSTRATIONS OF ANNUITY PAYMENTS.................................... A-1



                 DEFINITIONS OF TERMS USED IN THIS PROSPECTUS


Accumulation Unit: The unit of measurement used to determine the value of your interest in a Non-Guaranteed Minimum Variable Annuity Payment Contract prior to the Annuity Date.

Annuitant: The natural person on whose life Annuity Payments are based. On or after the Annuity Date, the Annuitant also includes any Joint Annuitant.

Annuity Date:  The date on which Annuity Payments begin.

Annuity Calculation Date: The date on which the first Annuity Payment will be calculated. It will not be more than 5 days before the Annuity Date.

Annuity  Payments:  The series of  payments  made to the Payee after the Annuity
Date.

Annuity Period: The period of time beginning with the Annuity Date during which Annuity Payments are made.

Annuity Service Center: The office indicated under Inquiries on the first page of this prospectus to which notices, requests and the Contribution must be sent.

Annuity  Unit:  The  unit of  measurement  used in the  calculation  of  Annuity
Payments.

Assumed Investment Return (AIR): The investment return upon which Annuity Payments are based.

Beneficiary: The person entitled to receive benefits under the Contract in the case of the death of the Owner, Joint Owner, Annuitant or Joint Annuitant, as applicable.

Business Day: Any day the New York Stock Exchange (NYSE) and we are open for business.

Contract Value: The value of your Non-Guaranteed Minimum Variable Annuity Payment Contract prior to the Annuity Date.

Contribution:  The money you invest in the Contract.

Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to London Pacific.

Fixed Account: A segment of our general account which contains all of our assets with the exception of segregated separate account assets.

Guaranteed Minimum Annuity Payment (Guaranteed Minimum Variable Annuity Payment Contract Only): The amount which is guaranteed as the minimum annuity payment amount. This amount is shown in your Contract. This amount is payable regardless of the performance of the Investment Option.

Investment Option(s):  Those investments available under the Contracts.

Issue Date: The date on which your Contract became effective. Contract years are measured from the Issue Date.

Joint Annuitant: The person, other than the Annuitant, on whose continuation of life Annuity Payments may be made. The Joint Annuitant may not be changed.

Non-Qualified Contract: If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, it is referred to as a Non-Qualified Contract.

Owner/Joint Owner: The person(s) or entity(ies) entitled to ownership rights under the Contract.

Payee:  The person you designate to receive Annuity Payments.

Qualified Contract: If you purchase the Contract under a pension plan, specially sponsored program, or an individual retirement annuity, it is referred to as a Qualified Contract.

Separate Account: A segregated asset account maintained by us to support the London Pacific Immediate Variable Annuity contracts and certain other contracts. The Separate Account is LPLA Separate Account One.

Written Request: A request in writing, in a form satisfactory to us, which is received by the Annuity Service Center.


SUMMARY

The sections in this Summary are explained in more detail later in this prospectus.

The London Pacific Immediate Variable Annuity Contracts

This prospectus describes two Individual Single Contribution Immediate Variable Annuity Contracts - one is the Guaranteed Minimum Variable Annuity Payment Contract and the other is the Non-Guaranteed Minimum Variable Annuity Payment Contract (collectively, the Contracts). The Contracts are offered by London Pacific Life & Annuity Company (London Pacific). The Contracts provide for income to the Payee under a payment plan you select.

For Guaranteed Minimum Variable Annuity Payment Contracts, your Contribution will initially be allocated to London Pacific's Fixed Account. Thirty days after we issue your Contract, your Contribution, with interest, will be allocated to the BT Equity 500 Index Fund of BT Insurance Funds Trust. The BT Equity 500 Index Fund is the only available Investment Option for the Guaranteed Minimum Variable Annuity Payment Contract.

The Non-Guaranteed Minimum Variable Annuity Payment Contract has twelve (12) Investment Options which are listed below under Investment Options.

Under the Contract, you are the Owner. You can name a Joint Owner. You must name a Payee and an Annuitant. You can also name a Joint Annuitant. The Annuity Date will be the 30th day after the Issue Date of your Contract.

Annuity Payments

You can receive Annuity Payments from your Contract by selecting one of the available Annuity Options. The dollar amount of your Annuity Payments may go up or down depending on the investment performance of the Investment Option(s).

You can protect your investment by purchasing a Guaranteed Minimum Variable Annuity Payment Contract. If you buy the Guaranteed Minimum Variable Annuity Payment Contract, the amount of your Annuity Payments are guaranteed to be at least equal to 100% of the Guaranteed Minimum Annuity Payment shown in your Contract.

How to Purchase the Contract


The Contract requires a single Contribution of at least $20,000. You cannot add to your Contract. Your registered representative can help you fill out the proper forms.

Investment Options

You can invest in the following Investment Options if you own a Non-Guaranteed Minimum Variable Annuity Payment Contract:

LPT Variable Insurance Series Trust:

Harris Associates Value Portfolio
MFS Total Return Portfolio
Robertson Stephens Diversified Growth Portfolio
Lexington Corporate Leaders Portfolio(R)
Strong Growth Portfolio
SAI Global Leaders Portfolio

Morgan Stanley Dean Witter Universal Funds, Inc.:

Morgan Stanley Dean Witter U.F. High Yield Portfolio
Morgan Stanley Dean Witter U.F. International Magnum Portfolio
Morgan Stanley Dean Witter U.F. Emerging Markets Equity Portfolio

BT Insurance Funds Trust:

BT Equity 500 Index Fund

Federated Insurance Series

Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II

If you own a Guaranteed Minimum Variable Annuity Payment Contract, you can only invest in the BT Equity 500 Index Fund of BT Insurance Funds Trust during the Annuity Period.

Depending on market conditions and the performance of the Investment Options, you can make or lose money in any of the Investment Options.

Expenses

The Contracts have insurance features and investment features and there are costs related to each.

London Pacific deducts for its insurance charges which total 1.25% annually of the value of your Contract allocated to Investment Options (Separate Account Charge).

If you own a Non-Guaranteed Minimum Variable Annuity Payment Contract, you can make 12 free transfers each year. After that, we charge a $20 transfer fee for each transfer.

For the Guaranteed Minimum Variable Annuity Payment Contract, London Pacific deducts a Guaranteed Minimum Annuity Payment Charge which may range from 1.75% to 2.15% annually of your Contract allocated to the Investment Option. The Guaranteed Minimum Annuity Payment Charge is set forth in your Contract. The charge will lock in at the time you purchase the Contract and will not change for the life of your Contract.

If you make a surrender, it will be subject to a commutation fee. The commutation fee is equal to the difference between the remaining guaranteed Annuity Payments discounted at the AIR and the remaining guaranteed Annuity Payments discounted at a rate equal to the sum of the AIR plus 1.00%.

There are also investment charges which range from .30% to 1.75% of the average daily value of the Investment Option, depending upon the Investment Option.

Taxes

Annuity Payments will be treated for federal income tax purposes as partly a return of your original investment. That part of each payment is not taxable as income. If you own a Qualified Contract, the entire payment may be taxable.

Surrenders

You cannot make any surrenders from a Guaranteed Minimum Variable Annuity Payment Contract.

For Non-Guaranteed Minimum Variable Annuity Payment Contracts, you may make a total surrender after the Annuity Date if you have chosen Annuity Option 3 (Payment for a Period Certain). No partial surrenders are permitted.

Death Benefit

If you, the Joint Owner (if any), the Annuitant or the Joint Annuitant (if any) dies, a death benefit may be paid to the Beneficiary.

Exchange Program

London Pacific offers an exchange program (the Exchange Program) which is available only to purchasers who exchange a contract issued by another insurance company not affiliated with London Pacific or other financial investment for a Contract offered by this Prospectus. The Exchange Program is not available to purchasers who own another immediate variable annuity contract and want to exchange it for the Contracts described in this prospectus. Under the Exchange Program, London Pacific adds certain amounts to the Contract as exchange credits (Exchange Credits). Subject to specific limits, the Exchange Credits equal the surrender charge paid, if any, to the other insurance company or the charges and penalties paid to a financial institution.

Free-Look

Guaranteed Minimum Variable Annuity Payment Contract: If you cancel the Contract within 10 days after receiving it (or the period required in your state), we will refund your Contribution.

Non-Guaranteed Minimum Variable Annuity Payment Contract: If you cancel the Contract within 10 days after receiving it (or the period required in your state), we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If we are required by law to return your Contribution, we reserve the right to put your money in the Federated Prime Money Fund II during the free-look period.


                                    FEE TABLE
                 See Notes to Fee Table and Examples on page 6.

Owner Transaction Expenses (Non-Guaranteed Minimum Variable Annuity Payment Contract Only)

Commutation Fee * An amount equal to the difference between the remaining guaranteed Annuity Payments discounted at the AIR and the remaining guaranteed Annuity Payments discounted at a rate equal to the sum of the AIR plus 1.00%.

Transfer Fee No charge for first 12 transfers in a Contract year, thereafter the fee is $20 for each subsequent transfer.

* Only applies to a surrender under Annuity Option 3 or lump sum payments to Beneficiaries under Annuity Options 2 and 3 under a Non-Guaranteed Minimum Variable Annuity Payment Contract. The proceeds received will be reduced by the commutation fee.

Separate Account Annual Expenses For Guaranteed Minimum Variable Annuity Payment Contract
(as a percentage of average account value)

Mortality and Expense Risk Fees and Account Fees and Expenses **         1.25%
Guaranteed Minimum Annuity Payment Charge (maximum charge)***            2.15%
                                                                         -----
Total Separate Account Annual Expenses                                   3.40%

Separate Account Annual Expenses For Non-Guaranteed Minimum Variable Annuity Payment Contract
(as a percentage of average account value)

Mortality and Expense Risk Fees and Account Fees and Expenses **         1.25%
                                                                         ----
Total Separate Account Annual Expense .                                  1.25%

** This charge is referred to as a Separate Account Charge in your Contract and throughout this prospectus.

*** The Guaranteed Minimum Annuity Payment Charge ranges from 1.75% to 2.15% depending upon when you buy the Contract. The charge may be changed quarterly. However, once you buy the Contract, the charge is locked in and will not change for the life of your Contract. The amount of the charge is shown in your Contract.

LPT Variable Series Trust's Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)

                                                           Other Expenses
                                              Management   (after expense          Total Annual
Portfolio                                        Fees      reimbursement)*      Portfolio Expenses *
---------                                        ----      ---------------      --------------------

Harris Associates Value                         1.00%         .29%                  1.29%
MFS Total Return                                 .75%         .54%                  1.29%
Robertson Stephens Diversified Growth            .95%         .44%                  1.39%
Lexington Corporate Leaders                      .65%         .64%                  1.29%
Strong Growth                                    .75%         .54%                  1.29%
SAI Global Leaders**                             .75%         .54%                  1.29%

* London Pacific has voluntarily agreed through December 31, 1999 to reimburse each Portfolio for certain expenses (excluding brokerage commissions) in excess of approximately the amounts set forth above under "Total Annual Portfolio Expenses" for each Portfolio. Absent this expense reimbursement arrangement, for the year ending December 31, 1998, the "Total Annual Portfolio Expenses" (on an annualized basis) were: 1.85% for the Harris Associates Value Portfolio; 1.87% for the MFS Total Return Portfolio; 2.39% for the Strong Growth Portfolio; 2.37% for the Robertson Stephens Diversified Growth Portfolio; and 1.60% for the Lexington Corporate Leaders Portfolio. The examples following are calculated based upon such expense reimbursement arrangements.

**   Estimated. The Portfolio commenced investment operations on May 1, 1999.

Morgan Stanley Dean Witter Universal Funds, Inc.'s Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)

                                                                 Other Expenses
                                            Management           (after expense             Total Annual
Portfolio                                      Fees              reimbursement)*         Portfolio Expenses *
---------                                      ----              ---------------         --------------------

Morgan Stanley Dean Witter
 U.F. High Yield                              0.15%                      .65%                   .80%
Morgan Stanley Dean Witter
 U.F. International Magnum                    0.15%                     1.00%                  1.15%
Morgan Stanley Dean Witter
 U.F. Emerging Markets                        0.00%                     1.75%                  1.75%

* The advisers have voluntarily waived receipt of their management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the percentages set forth above under "Total Annual Portfolio Expenses." Absent this expense reimbursement, for the year ending December 31, 1998, "Management Fees," "Other Expenses," and "Total Annual Portfolio Expenses would have been: 0.50%, 0.65% and 1.15% for the Morgan Stanley Dean Witter U.F. High Yield Portfolio; 0.80%, 1.00%, and 1.80% for the Morgan Stanley Dean Witter U.F. International Magnum Portfolio; and 1.25%, 2.20% and 3.45% for the Morgan Stanley Dean Witter U.F. Emerging Portfolio.

BT Insurance Funds Trust's Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)
                                                                                               Total Annual
                                                                  Other Expenses            Portfolio Expenses
                          Management            Administ-         (after expense              (after expense
Portfolio                    Fees               rative Fee        reimbursement)*             reimbursement)*
---------                    ----               ----------        ---------------             ---------------

BT Equity 500 Index          .20%                  .02%                   .08%                      .30%

* Without expense waivers and reimbursements for the year ended December 31, 1998, the Total Annual Portfolio Expense for the BT Equity 500 Index Fund would have been 1.19%.

Federated Insurance Series' Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)
                                                                                                    Total
                                                               Other Expenses                   Annual Expense
                                        Management            after waivers and               (after waivers and
Portfolio                                 Fees                 reimbursements)*                 reimbursements*
---------                                 ----                 ----------------                 ---------------

Federated Prime Money Fund II             .50%                      .30%                             .80%
Federated Fund For U.S.
 Government Securities II                 .60%                      .25%                             .85%

* Without expense waivers and reimbursements, the Total Annual Expenses for the year ending December 31, 1998 would have been 0.81% for the Federated Prime Money Fund II and 0.93% for the Federated Fund for U.S. Government Securities II.

Examples:

The examples assume a $1,000 investment with payments based on an annuity with a 25 year period certain Annuity Option and a 3% AIR. If you choose a period certain of more than 25 years, your expenses would be higher than those shown. Likewise, if you choose a period certain of less than 25 years (Non-Guaranteed Minimum Variable Annuity Payment Contracts only), your expenses would be lower than those shown below. If you own a Non-Guaranteed Minimum Variable Annuity Payment Contract and choose a 5% or 7% AIR (instead of the 3% AIR used in the examples below), your expenses would be less than those shown. The examples below for the Guaranteed Minimum Variable Annuity Payment Contract assume the deduction of the maximum Guaranteed Minimum Annuity Payment Charge. Your expenses will be less than those shown below if the Guaranteed Minimum Annuity Payment Charge for your Contract is less than the maximum amount.

Guaranteed Minimum Variable Annuity Payment Contract:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                              Time Periods
                                                                              ------------
                                                        1 Year          3 Years       5 Years        10 Years
                                                        ------          -------       -------        --------

BT Equity 500 Index                                     $36.32         $104.14      $165.59         $292.14

Non-Guaranteed Minimum Variable Annuity Payment Contract:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a)  if you surrender your Contract and have chosen Annuity Option 3; or
     (b)  if you do not surrender your Contract.

                                                                      Time Periods
                                                                      ------------
                                                 1 Year         3 Years          5 Years        10 Years
                                                 ------         -------          -------        --------

Harris Associates Value                        (a)      $121.21        $155.27      $187.38      $254.62
                                               (b)       $25.06         $72.67      $116.83      $211.45
MFS Total Return                               (a)      $121.21        $155.27      $187.38      $254.62
                                               (b)       $25.06         $72.67      $116.83      $211.45
Robertson Stephens Diversified                 (a)      $121.09        $157.77      $191.34      $261.49
  Growth                                       (b)       $26.03         $75.42      $121.14      $218.76
Lexington Corporate Leaders                    (a)      $121.21        $155.27      $187.38      $254.62
                                               (b)       $25.06         $72.67      $116.83      $211.45
Strong Growth                                  (a)      $121.21        $155.27      $187.38      $254.62
                                               (b)       $25.06         $72.67      $116.83      $211.45
SAI Global Leaders                             (a)      $121.21        $155.27      $187.38      $254.62
                                               (b)       $25.06         $72.67      $116.83      $211.45
Morgan Stanley Dean Witter                     (a)      $115.89        $142.90      $167.73      $219.95
 U.F. High Yield                               (b)       $20.27         $59.07       $95.42      $174.61
Morgan Stanley Dean Witter                     (a)      $118.99        $151.75      $181.82      $244.88
 U.F. International Magnum                     (b)       $23.70         $68.80      $110.77      $201.10
Morgan Stanley Dean Witter                     (a)      $124.25        $166.72      $205.41      $285.71
 U.F. Emerging Markets Equity                  (b)       $29.53         $85.25      $136.47      $244.49
BT Equity 500 Index                            (a)      $111.47        $130.10      $147.18      $182.86
                                               (b)       $15.37         $45.00       $73.03      $135.18
Federated Prime Money Fund II                  (a)      $115.89        $142.90      $167.73      $219.95
                                               (b)       $20.27         $59.07       $95.42      $174.61
Federated Fund for U.S.                        (a)      $116.33        $144.17      $169.76      $223.57
 Government Securities II                      (b)       $20.76         $60.47       $97.63      $178.45

Notes to Fee Table and Examples

1. The purpose of the fee table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Investment Options.

2. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

3. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


             THE LONDON PACIFIC IMMEDIATE VARIABLE ANNUITY CONTRACT

This prospectus describes two Individual Single Contribution Immediate Variable Annuity Payment Contracts issued by London Pacific - one is the Guaranteed Minimum Variable Annuity Payment Contract and the other is the Non-Guaranteed Minimum Variable Annuity Payment Contract. Together, they are referred to as the Contracts.

An annuity is a contract between you (the Owner) and us (an insurance company) where we promise to pay you an income, in the form of Annuity Payments. Depending on market conditions, your Annuity Payments may go up or down and you may make or lose money, based on the investment performance of the Investment Option(s) you choose. For the Non-Guaranteed Minimum Variable Annuity Payment Contract, no minimum Annuity Payment is guaranteed. For the Guaranteed Minimum Variable Annuity Payment Contract, there is a Guaranteed Minimum Annuity Payment.

Ownership

Owner: Under the Contracts you are the Owner. You may name an Annuitant and a Joint Annuitant. You may change Owners of the Contract at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by us prior to the time it was received. Any change in Owner is subject to our underwriting rules then in effect.

The Contract may be owned by Joint Owners. The Owners must jointly exercise all rights of the Contract except for transfers (Non-Guaranteed Minimum Variable Annuity Payment Contracts), which can be exercised individually.

Annuitant: The Annuitant and Joint Annuitant is the person or persons on whose life Annuity Payments are based. You designate the Annuitant and Joint Annuitant, if any, at the Issue Date.

Beneficiary: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, the Owner and the Joint Owner, if any, may change the Primary Beneficiary
(ies) or Contingent Beneficiary (ies). A change may be made by Written Request. The change will take effect as of the date the Written Request is signed. London Pacific will not be liable for any payment made or action it takes before the change is recorded.

Assignment

You can assign the Contract at any time during your lifetime. You must send a Written Request to our Annuity Service Center specifying the terms of the assignment. London Pacific will not be liable for any payment or other action we take in accordance with the Contract until we receive notice of the assignment. Any assignment made after the death benefit has become payable will only be valid with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

Modification of the Contracts

The Contracts may be modified in order to comply with applicable state and federal law. A Contract may be changed or altered by the President or Vice President and Secretary of London Pacific. Any change must be in writing.

                      ANNUITY PAYMENTS (THE ANNUITY PERIOD)

You can receive regular Annuity Payments from your Contract. The Payee will receive the Annuity Payments. The day on which those payments begin is called the Annuity Date. The Annuity Date will be the 30th day after the Issue Date of your Contract. You can choose among income plans. We call them Annuity Options. We ask you to choose an Annuity Option when you buy the Contract.

During the Annuity Period, payments will come from the Investment Options you have selected (meaning they are variable annuity payments). We do not currently offer any fixed income options. Annuity Payments can be made monthly or annually. Once selected, the frequency of the payments cannot be changed. If you own a Non-Guaranteed Minimum Variable Annuity Payment Contract and if the Annuity Payment would be or become less than $100, we will reduce the frequency of the Annuity Payments to an interval which will result in each payment being at least $100.

The first Annuity Payment will be calculated on the Annuity Calculation Date which will be no more than 5 days before the Annuity Date. Annuity Payments will reflect the investment performance of the Investment Options during the Annuity Period. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased.

The dollar amount of your subsequent payments will depend on 3 things:

(1)  the value of your Contract in the Investment Option on the Annuity Date;

(2)  the Assumed Investment Return (AIR) used in the Contract; and

(3)  the performance of the Investment Option(s).

For Guaranteed Minimum Variable Annuity Payment Contracts, the AIR is 3%. For Non-Guaranteed Minimum Variable Annuity Payment Contracts, you can choose a 3%, 5% or 7% AIR. We ask you to choose an AIR at the time you buy the Contract. Once selected, you may not change the AIR. Choosing a higher AIR will result in a higher initial amount of income (Annuity Payment), but income will increase more slowly during periods of good investment performance of the Investment options and decrease more rapidly during periods of poor investment performance. The SAI contains a more detailed description of how Annuity Payments and Annuity Unit values are calculated.

Guaranteed Minimum Annuity Payment (Guaranteed Minimum Variable Annuity Payment Contract Only)

You can choose to protect your investment by purchasing a Guaranteed Minimum Variable Annuity Payment Contract. If you purchase a Guaranteed Minimum Variable Annuity Payment Contract, London Pacific guarantees that your Annuity Payment will be at least equal to 100% of the Guaranteed Minimum Annuity Payment shown in your Contract. Each Annuity Payment will vary upwards or downwards based on the performance of the Investment Option, unless the Annuity Payment would be less than the Guaranteed Minimum Annuity Payment. Under the terms of the Contract's guarantee, London Pacific will pay the Payee the greater of: (a) the Annuity Payment amount determined by multiplying the number of Annuity Units times the Annuity Unit value; or (b) the Guaranteed Minimum Annuity Payment.

Annuity Options

If you own either the Guaranteed Minimum Variable Annuity Payment Contract or the Non-Guaranteed Minimum Variable Annuity Payment Contract, you can choose one of the following Annuity Options. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments at a frequency that you choose so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH PERIOD CERTAIN. Under this option, we will make Annuity Payments at a frequency you choose so long as the Annuitant is alive. For a Non-Guaranteed Minimum Variable Annuity Payment Contract, if, when the Annuitant dies, we have made Annuity Payments for less than the number of years selected (period certain), the Beneficiary has the option of receiving the remaining Annuity Payments for the rest of the period certain or taking the death benefit in a single lump sum. The lump sum payment will be equal to the present value of the remaining guaranteed Annuity Payments discounted at a rate equal to the sum of the AIR plus 1.00% using the Annuity Unit values as of the date London Pacific receives written notification of Due Proof of Death. For a Guaranteed Minimum Variable Annuity Payment Contract, if, when the Annuitant dies, we have made Annuity Payments for less than the period certain, the remaining guaranteed Annuity Payments will continue to the Beneficiary for the remainder of the period certain.

OPTION 3. PAYMENT FOR A PERIOD CERTAIN. Under this option, we will make Annuity Payments at a frequency you choose for a fixed period of years. For a Guaranteed Contract, the minimum period is 25 years. For the Non-Guaranteed Minimum Variable Annuity Payment Contract, if, at the death of the Annuitant, Annuity Payments have been made for less than the fixed period of years, the Beneficiary will have the option of receiving the remaining guaranteed Annuity Payments for the rest of the period or taking the death benefit in a single lump sum. The lump sum payment will be equal to the present value of the remaining guaranteed Annuity Payments discounted at a rate equal to the sum of the AIR plus 1.00% using the Annuity Unit values as of the date London Pacific receives written notification of Due Proof of Death. For the Guaranteed Minimum Variable Annuity Payment Contract, if, at the death of the Annuitant, payments have been made for less than the fixed period of years, the remaining payments will continue to the Beneficiary for the remainder of the period.

OPTION 4. JOINT & SURVIVOR LIFE ANNUITY. Under this option, we will make Annuity Payments at a frequency you choose so long as the Annuitant and the Joint Annuitant are alive. After the first Annuitant dies and during the lifetime of the surviving Annuitant, we will continue making Annuity Payments. After the surviving Annuitant dies, we will stop making Annuity Payments.

HOW TO PURCHASE THE CONTRACTS

Contribution

The Contribution is the money you give us to buy the Contract. The Contracts require the payment of a single Contribution of at least $20,000. For the Guaranteed Minimum Annuity Payment Contract, the maximum Contribution you can make is equal to the lesser of $1,000,000 or the Contribution amount that produces a maximum annualized initial annuity benefit of $75,000. You cannot make additional Contributions to your Contract.

Allocation of Contribution

When you purchase a Non-Guaranteed Minimum Variable Annuity Payment Contract, we will allocate your Contribution to the Investment Options you have selected. We have reserved the right, under certain circumstances, to allocate the Contribution to the Federated Prime Money Fund II until the end of the free-look period.

When you purchase a Guaranteed Minimum Variable Annuity Payment Contract, we will allocate your Contribution to the Fixed Account. Your Contribution will earn interest in the Fixed Account. The Contribution, with interest earned in the Fixed Account, will be allocated to the BT Equity 500 Index Fund 30 days after the Issue Date of your Contract.

Once we receive your Contribution and the necessary information and they are deemed to be in good order, we will issue you a Contract. We will allocate your Contribution within 2 business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

Free-Look

Guaranteed Minimum Variable Annuity Payment Contract: If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state), and we will refund your Contribution.

Non-Guaranteed Minimum Variable Annuity Payment Contract: If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state), and we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If you have purchased the Contract as an individual retirement annuity or in certain states, we are required to return your Contribution. If that is the case, we reserve the right to put your money in the Federated Prime Money Fund II for 15 days after we allocate your Contribution (or whatever period is required in your state).

Accumulation  Units  (Non-Guaranteed  Minimum  Variable Annuity Payment Contract
Only)

The value of a Contract will go up or down depending upon the investment performance of the Investment Option(s) you choose. In order to keep track of the value of your Contract, we use a unit of measure we call an Accumulation Unit. During the Annuity Period, we call it an Annuity Unit.

Every Business Day we determine the value of an Accumulation Unit for each Investment Option. We do this by:

1. determining the total amount of money invested in the particular Investment Option;

2    subtracting from that amount the Separate Account Charge; and

3.   dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from day to day.

When you make your Contribution to a Non-Guaranteed Minimum Variable Annuity Payment Contract, London Pacific will credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Contribution allocated to an Investment Option by the value of the Accumulation Unit for that Investment Option.

London Pacific calculates that value of an Accumulation Unit for each Investment Option after the New York Stock Exchange (NYSE) closes each day and then credits your Contract. There may be days when the NYSE is open for business and we are closed. The day after Thanksgiving is the only such date. On such date, you will not have access to your account and therefore no transactions will be processed for the Separate Account.

When you make your Contribution to a Guaranteed Minimum Variable Annuity Payment Contract, we will credit your Contract with interest in our Fixed Account up to the Annuity Date.

Transfers (Non-Guaranteed Minimum Variable Annuity Payment Contract Only)

If you own a Non-Guaranteed Minimum Variable Annuity Payment Contract, you can make transfers, by Written Request, between Investment Options before the Annuity Calculation Date and after the Annuity Date. During the Annuity Period, after a transfer, your next Annuity Payment will reflect changes in the value of the new Annuity Units.

The minimum amount which you can transfer is $500 from one or more Investment Options or your entire interest in the Investment Option, if less. The minimum amount which must remain in an Investment Option after a transfer is $500 for each Investment Option or $0 if the entire interest in the Investment Option is transferred.

If you make more than 12 transfers each year, a $20 transfer fee will be assessed for each transfer after the first free 12.

Telephone transfers can be made pursuant to Written Request. London Pacific will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we fail to use such procedures, we may be liable for losses due to fraudulent or unauthorized instructions. London Pacific tape records all telephone instructions.

London Pacific reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

The Contracts are not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Options. When London Pacific becomes aware of such disruptive transactions, we may modify the transfer provisions of the Contract.

IF YOU OWN A GUARANTEED MINIMUM VARIABLE ANNUITY PAYMENT CONTRACT, YOU MAY NOT MAKE TRANSFERS.

INVESTMENT OPTIONS

For Non-Guaranteed Minimum Variable Annuity Payment Contracts, the following twelve (12) Investment Options are available. Additional Investment Options may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with London Pacific. Certain portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

London Pacific may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

LPT Variable Insurance Series Trust

LPT Variable Insurance Series Trust (Trust) is a mutual fund with multiple portfolios. LPIMC Insurance Marketing Services Adviser, a subsidiary of London Pacific and a registered investment adviser under the Investment Advisers Act of 1940, serves as investment adviser to the Trust. The Adviser has entered into sub-advisory agreements with professional money managers for investment of the assets of each portfolio of the Trust. The Sub-Adviser for each portfolio is listed under each portfolio below.

The following Investment Options are available under the Contract:

     Harris Associates Value Portfolio

The Sub-Adviser for this Portfolio is Harris Associates L.P.

     MFS Total Return Portfolio

The Sub-Adviser for this Portfolio is Massachusetts Financial Services Company.

     Robertson Stephens Diversified Growth Portfolio

The Sub-Adviser for this Portfolio is RS Investment Management Company, L. P.

     Lexington Corporate Leaders Portfolio(R) (long-term capital growth and income through investment in common stocks of large, well-established companies)

The Sub-Adviser for this Portfolio is Lexington Management Corporation.

     Strong Growth Portfolio

The Sub-Adviser for this Portfolio is Strong Capital Management, Inc.

     SAI Global Leaders Portfolio (long-term capital growth through investment in common stocks of large foreign and domestic companies)

The Sub-Adviser for this portfolio is Select Advisors, Inc.

Morgan Stanley Dean Witter Universal Funds, Inc.

Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund with eighteen portfolios, three of which are available under the Contracts. Prior to January 6, 1999, the name of the fund was Morgan Stanley Universal Funds, Inc. Miller Anderson & Sherrerd, LLP is the investment adviser to the High Yield Portfolio. Morgan Stanley Dean Witter Asset Management Inc. (formerly Morgan Stanley Asset Management, Inc.) is the investment adviser for the International Magnum and Emerging Markets Equity Portfolios. The following Investment Options are available under the Contract:

     High Yield Portfolio

     International Magnum Portfolio (long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries)

     Emerging Markets Equity Portfolio

BT Insurance Funds Trust

BT Insurance Funds Trust (Fund) is a series fund with six series, one of which is available under the Contracts. Bankers Trust Company is the investment manager of the Fund. The following Investment Option is available under the
Contract:

     BT Equity 500 Index Fund

Under a Guaranteed Minimum Variable Annuity Payment Contract, the BT Equity 500 Index Fund of BT Insurance Funds Trust is the only available Investment Option.


Federated Insurance Series

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, two of which are available under the Contracts. Federated Investment Management Company is the investment adviser of the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II. The following Investment Options are available under the Contract:

         Federated Prime Money Fund II
         Federated Fund for U.S. Government Securities II

Dollar Cost Averaging Program (Non-Guaranteed Minimum Variable Annuity Payment Contract Only)

The Dollar Cost Averaging Program is a program, which if elected, permits you to systematically transfer amounts monthly, quarterly, semi-annually or annually from the Federated Prime Money Fund II, the Federated Fund for U.S. Government Securities II or the Morgan Stanley Dean Witter U.F. High Yield Portfolio to one or more of the other Investment Options. To participate in the program, the value of your Contract must be at least $20,000. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

You must participate in Dollar Cost Averaging for at least 12 months. There is no current charge for Dollar Cost Averaging. However, we reserve the right to charge for it in the future. Transfers under this program will take place on the date you request to participate in the program and anniversaries of that date.

Transfers made pursuant to the Dollar Cost Averaging Program are not taken into account in determining the transfer fee.

We reserve the right at any time and without prior notice to any party, to terminate, suspend or modify the Dollar Cost Averaging Program.

Rebalancing  Program  (Non-Guaranteed  Minimum Variable Annuity Payment Contract
Only)

You may use an asset allocation model known as the Asset Equalizer to help you establish your initial investment allocations. If you do, you may rebalance your investments monthly to maintain the allocation in the Asset Equalizer model. Rebalancing provides for periodic automatic transfers among the Investment Options.

Transfers made pursuant to the Rebalancing Program are not taken into account in determining the transfer fee.

Voting Rights

London Pacific is the legal owner of the Investment Option shares. However, London Pacific believes that when an Investment Option solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that London Pacific owns on its own behalf. Should London Pacific determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

London Pacific may be required to substitute one of the Investment Options you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

Exchange Program

London Pacific currently offers an exchange program (Exchange Program) which is available only to purchasers who exchange a contract issued by another insurance company not affiliated with London Pacific or other financial institution (Exchange Investment) for a Contract offered by this Prospectus. The Exchange Program is not available to purchasers who own another immediate variable annuity contract and want to exchange it for the Contracts described in this prospectus. We reserve the right to modify, suspend, or terminate the Exchange Program at any time or from time to time without notice. If the Exchange Program is in effect, it will apply to all exchanges which qualify for the program for a Contract offered by this Prospectus. The Exchange Program is available only where permitted by law.

A currently owned variable deferred annuity contract or life insurance policy may be exchanged for a Contract pursuant to Section 1035 of the Internal Revenue Code (Code), or where applicable, may qualify for a "rollover" or transfer to a Contract pursuant to other sections of the Code.

You should carefully evaluate whether the Exchange Program offers benefits which are more favorable than if you continued to hold your Exchange Investment. Factors to consider include, but are not limited to: (a) the amount, if any, of surrender charges or other charges and penalties incurred in surrendering a contract which can be obtained from the insurance company or financial institution which issued the contract or instrument; (b) the time remaining under your Exchange Investment during which surrender charges or other charges and penalties apply; (c) the on-going charges, if any, under the Exchange Investment versus the on-going charges under the Contracts described in this Prospectus; (d) the amount and timing of any benefits under the Exchange Program; and (e) the potentially greater cost to you if the charges under a Contract or the surrender charge or charges and penalties on the Exchange Investment exceeds the benefits under the Exchange Program. While we know of no adverse federal income tax consequences, you should consult with your own tax adviser regarding the tax consequences of an exchange.

Under the currently available Exchange Program, London Pacific adds certain amounts to the Contract as exchange credits (Exchange Credits). The Exchange Credits are credited by London Pacific on behalf of Owners of an Exchange Investment from our general account. Subject to a specified limit (Exchange Credit Limit) discussed below, Exchange Credits equal the surrender charge paid, if any, to the other insurance company or the charges and penalties paid to the other financial institution. The Exchange Program is subject to the following rules:

1. London Pacific does not add Exchange Credits unless we receive in writing, not later than 25 days after the issue of the Contract, evidence satisfactory to us:

     a. of the surrender charge or other charges and penalties, if any, paid by you to surrender the Exchange Investment and the amount of any such charge; and

     b. you acknowledge that you are aware that the commutation fee under the Contract will be assessed in full against a subsequent surrender to the extent applicable.

2. London Pacific allocates the Exchange Credits to the Contract 25 days after a Contract is issued (and for Non-Guaranteed Contracts, 30 days after a Contract is issued in California if the purchaser is 60 years of age or older). The Exchange Credits will be allocated prorata among the Investment Options based on the ratio of the values in the Investment Option.

3. The value of the Exchange Credits as of the date of the allocation to the Investment Option equals the lesser of the Exchange Credit Limit or the surrender charge paid or other charges and penalties to surrender the Exchange Investment. The Exchange Credit Limit currently is 5% of the net amount payable upon surrender of the Exchange Investment. We reserve the right at any time and from time to time to increase or decrease the Exchange Credit Limit. However, the Exchange Credit Limit in effect at any time will apply to all purchases qualifying for the Exchange Program.

4. London Pacific does not consider additional amounts credited to your Contract under the Exchange Program to be an increase in your investment in the Contract.

PERFORMANCE

London Pacific may advertise performance of the various Investment Options. Performance information of an Investment Option is based on the Separate Account's past performance only and is no indication of future performance. London Pacific will calculate performance by determining the percentage change in an Investment Option by dividing the increase (decrease) for the Option by the value of the Investment Option at the beginning of the period. The performance number will reflect the expenses of the Investment Option and the deduction of the Separate Account Charge, and with respect to the Guaranteed Minimum Variable Annuity Payment Contract, the Guaranteed Minimum Annuity Payment Charge.

EXPENSES

There are charges and other expenses associated with the Contracts that reduce the return on your investment in the Contracts. These charges and expenses are:

Separate Account Charge

This charge is equal, on an annual basis, to 1.25% of the daily value of the Contracts invested in an Investment Option, after fund expenses have been deducted. This charge compensates London Pacific for assuming the mortality and expense risks under the Contracts and the costs associated with the administration of the Contracts and the Separate Account.

Guaranteed Minimum Annuity Payment Charge (Guaranteed Minimum Variable Annuity Payment Contract Only)

This charge ranges from 1.75% to 2.15% of the daily value of the Guaranteed Minimum Variable Annuity Payment Contract invested in the Investment Option, after fund expenses have been deducted. The charge will be set quarterly and will lock in at the time you purchase the Contract for the life of the Contract. The amount of the Guaranteed Minimum Annuity Payment charge is set forth in your Contract. The charge varies due to stock market volatility which affects the cost London Pacific incurs for reinsuring the Guaranteed Minimum Annuity Payment. This charge compensates London Pacific for the costs associated with providing the Guaranteed Minimum Annuity Payment.

Commutation Fee (Non-Guaranteed Minimum Variable Annuity Payment Contract Only)

If you surrender your Contract under Annuity Option 3 or if the Beneficiary elects to receive a lump sum payment under Annuity Options 2 or 3 after the Annuitant dies, the amount received will be reduced by a minus b, where:

     a  = the remaining guaranteed Annuity Payments discounted at the AIR; and

     b = the remaining guaranteed Annuity Payments discounted at a rate equal to the sum of the AIR plus 1.00%.

Transfer Fee (Non-Guaranteed Minimum Variable Annuity Payment Contract Only)

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $20 for each transfer thereafter.

The transfer fee will be deducted from the Investment Option from which the transfer is made. If your entire interest in the Investment Option is being transferred, the transfer fee will be deducted from the amount which is transferred. If the transfer is made from more than one Investment Option, the transfer fee will be deducted pro-rata from each Investment Option from which a transfer is made.

Any transfers made pursuant to the Dollar Cost Averaging or Rebalancing Programs will not count in determining the transfer fee.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. London Pacific is responsible for the payment of these taxes and will make a deduction from the value of the Contracts for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is London Pacific's current practice to deduct for any premium taxes from the Contribution when it is made. Premium taxes generally range from 0% to 4%, depending on the state.

Income Taxes

London Pacific will deduct from the Contracts for any income taxes which it incurs because of the Contracts. At the present time, we are not making any such deductions.

Investment Option Expenses

There are deductions from and expenses paid out of the assets of the various Investment Options, which are described in the attached fund prospectuses.

TAXES

Note: London Pacific has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. London Pacific has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts In General

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract --Qualified or Non-Qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Contribution and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Contribution are fully includible in income.

Qualified And Non-Qualified Contracts

If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract under a pension plan, specially sponsored program, or an individual retirement annuity, your Contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs) and pension and profit-sharing plans, which include 401(k) plans.

Surrenders - Non-Qualified Contracts

If you surrender your Contract, the earnings portion of the Contract are includible in income. The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid as annuity payments under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.

Surrenders -- Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to Qualified Contracts. There are special rules that govern with respect to Qualified Contracts. We have provided a more complete discussion in the Statement of Additional Information.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. London Pacific believes that the Investment Options are being managed so as to comply with the requirements. Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not London Pacific would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, London Pacific reserves the right to modify the Contracts in an attempt to maintain favorable tax treatment.

SURRENDERS

YOU CANNOT MAKE ANY SURRENDERS FROM A GUARANTEED MINIMUM VARIABLE ANNUITY PAYMENT CONTRACT AFTER THE FREE-LOOK PERIOD.

If you own a Non-Guaranteed Minimum Variable Annuity Payment Contract and have chosen Annuity Option 3, you may make a total surrender of your Contract after the Annuity Date by submitting a Written Request to the Annuity Service Center. Partial surrenders are not permitted.

When you make a complete surrender London Pacific will calculate the amount you will receive by using the Annuity Unit values as of the date it receives your surrender request. We will mail the proceeds to you within seven (7) business days unless the suspension of payments or transfers provision is in effect (see below). The proceeds will be reduced by the commutation fee.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY SURRENDER YOU MAKE.

Suspension of Payments or Transfers

London Pacific may be required to suspend or postpone payments for surrenders or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Options is not reasonably practicable or London Pacific cannot reasonably value the shares of the Investment Options; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

DEATH BENEFIT

If you, the Joint Owner, the Annuitant or the Joint Annuitant die before the Annuity Date, London Pacific will pay your Beneficiary a death benefit. The death benefit is calculated as of the day we receive written notification of Due Proof of Death. For a Guaranteed Minimum Variable Annuity Payment Contract, the death benefit is equal to the Contribution plus interest. For a Non-Guaranteed Minimum Variable Annuity Payment Contract, the death benefit is equal to the Contract value.

The death benefit will be paid after the death of the Owner, the Joint Owner, if any, the Annuitant or the Joint Annuitant, if any, whichever death occurs first.

The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. In the event of the death of the Owner who is not an Annuitant, if the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract in his/her own name.

Payment to the Beneficiary, other than a single lump sum, can only be elected during the 60 day period beginning with the date of receipt of Due Proof of Death.

If you or a Joint Owner die on or after the Annuity Date, any remaining Annuity Payments will continue at least as rapidly as under the method of distribution in effect at the Owner's death. Upon the death of the Owner on or after the Annuity Date, the Beneficiary becomes the Owner.

Under a Guaranteed Minimum Variable Annuity Payment Contract, upon the death of the Annuitant on or after the Annuity Date, any remaining payments will continue at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Under a Non-Guaranteed Minimum Variable Annuity Payment Contract, upon the death of the Annuitant on or after the Annuity Date, the Beneficiary will have the option under Annuity Options 2 and 3 of having payments continue to the Beneficiary for the remainder of the period or taking the death benefit in a single lump sum. The lump sum will be equal to the present value of the guaranteed Annuity Payments, discounted at a rate equal to the sum of the AIR plus 1.00% using the Annuity Unit values as of the date we receive written notification of Due Proof of Death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

If the Contract is owned by a non-individual (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Owner for purposes of the distribution of the death benefit.

OTHER INFORMATION

London Pacific

London Pacific Life & Annuity Company (London Pacific) was organized in 1927 in North Carolina as a stock life insurance company. London Pacific was acquired from Liberty Life in 1989. London Pacific is authorized to sell life insurance and annuities in 40 states and the District of Columbia. London Pacific's ultimate parent is London Pacific Group Limited, an international fund management firm chartered in Jersey, Channel Islands.

London Pacific's financial statements appear in the SAI and should be considered only as bearing upon London Pacific's ability to meet its obligations under the Contracts.

Year 2000

London Pacific's computer systems related to variable annuity products is Year 2000 compliant. Like other variable annuity companies, London Pacific would be adversely affected if the computer systems used by the adviser, the sub-advisers and other service providers to the Investment Options do not properly process and calculate data-related information and data as of and after January 1, 2000. London Pacific believes the adviser, sub-advisers and service providers are taking steps that they believe are reasonably designed to address the Year 2000 issue. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact.

The Separate Account

London Pacific established a separate account known as LPLA Separate Account One (Separate Account) to hold the assets that underlie the Contracts. The Board of Directors of London Pacific adopted a resolution to establish the Separate Account under North Carolina insurance law on November 21, 1994. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in London Pacific's name on behalf of the Separate Account and legally belong to London Pacific. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business London Pacific may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts without regard to income, gains or losses from any other contracts we may issue.

Distribution

London Pacific Financial & Insurance Services, 1755 Creekside Oaks Drive, Sacramento, California 95833 acts as the principal underwriter of the Contracts. London Pacific Financial & Insurance Services is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. London Pacific Financial & Insurance Services is an affiliate of London Pacific. Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid a commission, up to an amount currently equal to 9% of the Contribution for promotional or distribution expenses.

Table of Contents of the Statement of Additional Information

                                                        Page

London Pacific....................................       3
Experts...........................................       3
Legal Opinions....................................       3
Distributor.......................................       3
Calculation of Performance Information............       3
Federal Tax Status................................       5
Annuity Provisions................................       11
Financial Statements..............................       13


APPENDIX - ILLUSTRATIONS OF ANNUITY PAYMENTS

GUARANTEED MINIMUM VARIABLE ANNUITY PAYMENT CONTRACTS

The following tables have been prepared to show you how investment performance affects Annuity Payments over time. The Annuity Payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return. London Pacific does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

The Annuity Payments will never be less than the Guaranteed Minimum Annuity Payment amount shown in your Contract regardless of the actual returns of the BT Equity 500 Index Fund. Since it is very likely that investment returns will fluctuate over time, Annuity Payments will also fluctuate. However, the payment will never fall below the Guaranteed Minimum Annuity Payment amount. The total amount of Annuity Payments you will ultimately receive will depend on the cumulative investment returns and how long the Annuitant lives and the Annuity Option you chose.

The illustration that follows is based on a 3% Assumed Investment Return (AIR). Currently, this is the only AIR available for Guaranteed Minimum Variable Annuity Payment Contracts.

The Annuity Payments shown reflect the deduction of all fees and expenses. Actual Investment Option fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustration assumes that the BT Equity 500 Index Fund will incur expense at an annual rate of 0.30% of the average daily net assets of the Fund. This is the annualized average as of December 31, 1998. The Separate Account Charge of 1.25% and the Guaranteed Minimum Annuity Payment Charge of 2.15% are used in the calculations. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of 3.00%, 3.00% and 7.87%, respectively.

                     REGENCY VARIABLE IMMEDIATE ILLUSTRATION

Annuitant:                       John Doe                Contribution:                          $100,000
Date of Birth:                   7/1/28                  Issue Date:                             10/2/98
Annuity  Option:                 Single Life Annuity     Annuity Date:                           11/1/98
Premium Tax:                     0%                      Annuity Payment Frequency:              Monthly
Guaranteed Minimum Annuity                               Assumed Investment Return:                   3%
Payment:                         $642

The amount of monthly Annuity Payments shown in the table below and the graph that follows assumes a constant annual investment return. The amount of Annuity Payments that you will actually receive will depend on the investment performance of the BT Equity 500 Index Portfolio. Annuity Payments can go up or down. However the payment for a Guaranteed Minimum Variable Annuity Payment Contract will never be less than the Guaranteed Minimum Annuity Payment amount. The amounts shown are based on a 3% assumed investment return. Annuity Payments will remain constant at $642 per month when the annualized net rate of return after expenses is 3%.

                            MONTHLY ANNUITY PAYMENTS

                                   Annual rate of return before expenses:        0%         6%       12%
Annuity Payment Date       Age     Annual rate of return after expenses:      3.00%      3.00%     7.87%
--------------------       ---     -------------------------------------      -----      -----     -----
November 1, 1998             70                                                $642       $642     $ 642
November 1, 1999             71                                                 642        642       673
November 1, 2000             72                                                 642        642       704
November 1, 2001             73                                                 642        642       738
November 1, 2002             74                                                 642        642       772
November 1, 2007             79                                                 642        642       973
November 1, 2012             84                                                 642        642     1,226
November 1, 2017             89                                                 642        642     1,544
November 1, 2022             94                                                 642        642     1,945

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS. HOWEVER, IN NO EVENT WILL THE PAYMENT BE LESS THAN THE GUARANTEED MINIMUM ANNUITY PAYMENT.



                                                       Annuity Payments
                                                            3% AIR
                              -----------------------------------------------------------------
                       $3,000 |                                                               |
                              |                                                               |
                       $2,500 |                                                               |
                              |                                                               |
                       $2,000 |                                                               |
Monthly Payment Amount        |                                                             Z |
                       $1,500 |                                                Z              |
                              |                                      Z                        |
                       $1,000 |   Z Z Z Z             Z                                       |
                              | Y Y Y Y Y             Y              Y         Y            Y |
                         $500 |                                                               |
                              |                                                               |
                          $0  |                                                               |
                              -----------------------------------------------------------------
                              1998    1999    2000    2001    2002   2007   2012    2017    2022

                                                           Year

                                        X - 3.00%     Y - 3.00%      Z - 7.87%


NON-GUARANTEED MINIMUM VARIABLE ANNUITY PAYMENT CONTRACTS

The following tables have been prepared to show you how investment performance affects Annuity Payments over time. The Annuity Payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return. London Pacific does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

The Annuity Payments may be more or less than the Annuity Payments shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, Annuity Payments will also fluctuate. The total amount of Annuity Payments you will ultimately receive will depend on the cumulative investment returns and how long the Annuitant lives and the Annuity Option you chose.

Another factor which determines the amount of Annuity Payments is the Assumed Investment Return. Payments will increase from one Annuity Payment date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return. It will decrease if the annualized net rate of return is less than the Assumed Investment Return.

Three illustrations follow. The first is based on a 3% Assumed Investment Return, the second is based on a 5% Assumed Investment Return, and the third is based on a 7% Assumed Investment Return.

The Annuity Payments shown reflect the deduction of all fees and expenses. Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option and may be higher or lower than the assumed rate. The illustrations assume that each Investment Option will incur expense at an annual rate of 1.23% of the average daily net assets of the Investment Option. This is the annualized average as of December 31, 1998, weighted by each Investment Option's net assets as of December 31, 1998. The Separate Account Charge is calculated at an annual rate of 1.25% of the average daily account values of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.46%, 3.39% and 9.24%, respectively.

                     REGENCY VARIABLE IMMEDIATE ILLUSTRATION

Annuitant:              John Doe                Contribution:                          $100,000
Date of Birth:          7/1/28                  Issue Date:                             10/2/98
Annuity  Option:        Single Life Annuity     Annuity Date:                           11/1/98
Premium Tax:            0%                      Annuity Payment Frequency:              Monthly
                                                Assumed Investment Return:                   3%

The amount of monthly Annuity Payments shown in the table below and the graph that follows assumes a constant annual investment return. The amount of Annuity Payments that you will actually receive will depend on the investment performance of the Investment Option(s) you select. Annuity Payments can go up or down and no minimum dollar amount of Annuity Payments is guaranteed. The amounts shown are based on a 3% Assumed Investment Return. Annuity Payments will remain constant at $642 per month when the annualized net rate of return after expenses is 3%.

                            MONTHLY ANNUITY PAYMENTS

                                   Annual rate of return before expenses:        0%         6%       12%
Annuity Payment Date        Age    Annual rate of return after expenses:    (2.46)%      3.39%     9.24%
--------------------        ---    -------------------------------------     ------      -----     -----
November 1, 1998             70                                             $  639     $  642    $  645
November 1, 1999             71                                                605        645       684
November 1, 2000             72                                                573        647       726
November 1, 2001             73                                                543        650       770
November 1, 2002             74                                                514        652       817
November 1, 2007             79                                                392        665      1,096
November 1, 2012             84                                                298        678      1,472
November 1, 2017             89                                                227        691      1,975
November 1, 2022             94                                                173        704      2,652


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

                                                       Annuity Payments
                                                            3% AIR
                              -----------------------------------------------------------------
                       $3,000 |                                                               |
                              |                                                               |
                       $2,500 |                                                              Z|
                              |                                                               |
                       $2,000 |                                                Z              |
Monthly Payment Amount        |                                                               |
                       $1,500 |                                      Z                        |
                              |                       Z                                       |
                       $1,000 | Z Z Z  Z Z                                                    |
                              | X X Y  Y Y            Y              Y         Y             Y|
                         $500 | Y Y X                                                         |
                              |        X X            X              X         X             X|
                          $0  |                                                               |
                              -----------------------------------------------------------------
                              1998  1999  2000    2001    2002    2007    2012     2017    2022

                                                           Year

                                        X - (2.46)%      Y - 3.39%    Z - 9.24%

                     REGENCY VARIABLE IMMEDIATE ILLUSTRATION

Annuitant:                       John Doe                Contribution:                          $100,000
Date of Birth:                   7/1/28                  Issue Date:                             10/2/98
Annuity  Option:                 Single Life Annuity     Annuity Date:                           11/1/98
Premium Tax:                     0%                      Frequency of Annuity Income:            Monthly
                                                         Assumed Investment Return:                   5%

The amount of monthly Annuity Payments shown in the table below and the graph that follows assumes a constant annual investment return. The amount of Annuity Payments that you will actually receive will depend on the investment performance of the Investment Option(s) you select. Annuity Payments can go up or down and no minimum dollar amount of Annuity Payments is guaranteed. The amounts shown are based on a 5% Assumed Investment Return. Income will remain constant at $764 per month when the annualized net rate of return after expenses is 5%.

                            MONTHLY ANNUITY PAYMENTS

                                   Annual rate of return before expenses:        0%         6%       12%
Annuity Payment Date        Age    Annual rate of return after expenses:    (2.46)%      3.39%     9.24%
--------------------        ---    -------------------------------------     ------      -----     -----
November 1, 1998             70                                             $ 760      $  764    $  767
November 1, 1999             71                                               706         752       798
November 1, 2000             72                                               656         740       830
November 1, 2001             73                                               609         729       864
November 1, 2002             74                                               566         718       899
November 1, 2007             79                                               392         665      1,096
November 1, 2012             84                                               271         615      1,336
November 1, 2017             89                                               187         570      1,629
November 1, 2022             94                                               130         528      1,987


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

                                                       Annuity Payments
                                                            5% AIR
                              -----------------------------------------------------------------
                       $3,000 |                                                               |
                              |                                                               |
                       $2,500 |                                                               |
                              |                                                               |
                       $2,000 |                                                               |
Monthly Payment Amount        |                                                              Z|
                       $1,500 |                                                Z              |
                              |                       Z              Z                        |
                       $1,000 | Z Z Z Z  Z                                                    |
                              | X X Y Y  Y            Y              Y         Y             Y|
                         $500 | Y Y X X                                                       |
                              |          X            X              X         X             X|
                          $0  |                                                               |
                              -----------------------------------------------------------------
                              1998   1999   2000    2001    2002    2007   2012     2017    2022

                                                           Year

                                        X - (2.46)%         Y - 3.39%         Z - 9.24%


                     REGENCY VARIABLE IMMEDIATE ILLUSTRATION
Annuitant:                       John Doe                Contribution:                          $100,000
Date of Birth:                   7/1/28                  Issue Date:                             10/2/98
Annuity  Option:                 Single Life Annuity     Annuity Date:                           11/1/98
Premium Tax:                     0%                      Annuity Payment Frequency:              Monthly
                                                         Assumed Investment Return:                   7%

The amount of monthly Annuity Payments shown in the table below and the graph that follows assumes a constant annual investment return. The amount of Annuity Payments that you will actually receive will depend on the investment performance of the Investment Option(s) you select. Annuity Payments can go up or down and no minimum dollar amount of Annuity Payments is guaranteed. The amounts shown are based on a 7% Assumed Investment Return. Income will remain constant at $889 per month when the annualized net rate of return after expenses is 7%.

                            MONTHLY ANNUITY PAYMENTS

                                   Annual rate of return before expenses:        0%         6%       12%
Annuity Payment Date        Age    Annual rate of return after expenses:    (2.46)%      3.39%     9.24%
--------------------        ---    -------------------------------------     ------      -----     -----
November 1, 1998             70                                              $ 885      $ 889     $ 893
November 1, 1999             71                                                807        859       912
November 1, 2000             72                                                735        830       931
November 1, 2001             73                                                670        802       951
November 1, 2002             74                                                611        775       971
November 1, 2007             79                                                385        653      1,077
November 1, 2012             84                                                242        550      1,195
November 1, 2017             89                                                153        464      1,326
November 1, 2022             94                                                 96        391      1,471

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.


                                                       Annuity Payments
                                                            7% AIR
                              -----------------------------------------------------------------
                       $3,000 |                                                               |
                              |                                                               |
                       $2,500 |                                                               |
                              |                                                               |
                       $2,000 |                                                               |
Monthly Payment Amount        |                                                               |
                       $1,500 |                                                             Z |
                              |Z Z   Z Z Z            Z           Z            Z              |
                       $1,000 |Y  Y  Y Y Y                                                    |
                              |X  X  X X X            Y                                       |
                         $500 |                       X           Y            Y            Y |
                              |                                   X            X            X |
                          $0  |                                                               |
                              -----------------------------------------------------------------
                              1998   1999    2000   2001    2002    2007    2012   2017    2022

                                                           Year

                                        X - (2.46)%   Y- 3.39%          Z- 9.24%


                                  [BACK COVER]

                                  Distributed by:

                    London Pacific Financial & Insurance Services
                            1755 Creekside Oaks Drive
                           Sacramento, California 95833

                                    Issued by:

                       London Pacific Life & Annuity Company

                                    Home Office:
                              3109 Poplarwood Court
                            Raleigh, North Carolina 27604
                                  (919) 790-2243

                               Annuity Service Center:
                                  P.O. Box 29564
                            Raleigh, North Carolina 27626
                                  (800) 852-3152